Organization and Principal Activities	6 Months Ended
Jun. 30, 2025
Organization and Principal Activities [Abstract]
Organization and principal activities

1. Organization and principal activities

Principal Activities:

Meihua International Medical Technologies Co., Ltd. (“Meihua” or “the Company”) was incorporated on November 10, 2020 in the Cayman Islands. It is a holding company with no operations. Meihua, through its subsidiaries (together, “the Group”) produces and sells medical consumables in People’s Republic of China (“PRC” or “China”).

As of June 30, 2025, the Company’s subsidiaries are as follows:

Entity Name	Registered Location	Percentage of ownership	Date of incorporation	Principal activities
康复国际医疗有限公司 Kang Fu International Medical Co., Limited (“Kang Fu”)	Hong Kong	100% by Meihua	October 13, 2015	Investment holding
扬州华达医疗器械有限公司 Yangzhou Huada Medical Device Co., Ltd. (“Huada”)	Yangzhou	100% by Kang Fu	December 24, 2001	Medical Equipment Sales
江苏亚达科技集团有限公司 Jiangsu Yada Technology Group Co., Ltd. (“Yada”)	Yangzhou	100% by Huada	December 5, 1991	Medical Equipment Sales
江苏华东医疗器械实业有限公司 Jiangsu Huadong Medical Device Industrial Co., Ltd. (“Huadong”)	Yangzhou	100% by Yada	November 18, 2000	Medical Equipment Sales
海南瑞营科技有限公司 Hainan Ruiying Technology Co., Ltd. (“Hainan Ruiying”)	Hainan	51% by Huadong	October 25, 2023	Medical Equipment Sales

Kang Fu was incorporated on October 13, 2015 with a registered capital of HKD 63,254,200 ($8,109,513). Kang Fu is a holding company with no operations. Huada, Yada and Huadong are directly or indirectly 100% owned by Kang Fu for all the periods presented.

Huada is a subsidiary wholly owned by Kang Fu and established in Yangzhou, China on December 24, 2001 with a registered capital of $602,400. On March 3, 2022, the registered capital was increased to $50,602,400.

Yada is a subsidiary wholly owned by Huada and was established in Yangzhou, China on December 5, 1991 with a registered capital of RMB51,390,000.

Huadong is a subsidiary wholly owned by Yada and was established in Yangzhou, China on November 18, 2000 with a registered capital of RMB50,000,000.

Those three subsidiaries primarily manufacture and sell Class I, II and III disposable medical devices under the Company’s own brands, and distribute Class I, II and III disposable medical devices sourced from other manufacturers to our domestic and overseas customers.

Hainan Ruiying is a subsidiary 51% owned by Huadong and established in Hainan, China on October 25, 2023 with a registered capital of RMB10,000,000.

Reorganization and Share Issuance

On November 10, 2020, Meihua was incorporated in the Cayman Islands and issued 50,000 ordinary shares at par value of $1.00 to Yongjun Liu.

On December 21, 2020, Yongjun Liu surrendered 49,999 shares to the Company for cancellation. The Company subdivided each existing share with a par value of $1.00 into 2,000 shares with a par value of $0.0005 par value and created a new class of preferred shares. Upon completion of the share capital changes, the Company’s share capital includes 80,000,000 ordinary shares with a par value of $0.0005 per share and 20,000,000 preferred shares with a par value of $0.0005 per share.

Also on December 21, 2020, the Company engaged in a corporate reorganization to combine the controlled entities (now referred to as the subsidiaries) into one legal corporation (the Company). The specific transactions related to this reorganization are outlined below. The Company entered into a share exchange agreement with Kang Fu to issue an aggregate of 15,933,000 ordinary shares to Yongjun Liu and Yin Liu in exchange for 100% ownership of Kang Fu, and allotted 2,640,000 ordinary shares at $0.0005 par value to three BVI companies held by founders of the Company for no consideration.

On December 18, 2020, Yongjun Liu and Yin Liu and other shareholders (collectively, the “Parties”) executed an Acting-in-Concert Agreement. The major terms of this agreement are:

●	The Parties shall inform and discuss with each other and reach a consensus before exercising voting rights in the Company’s decision making.

●	If no consensus could be reached by the Parties, the decision made by Yongjun Liu and Yin Liu (who are a couple) prevails.

As a result of the Acting-in-Concert agreement, Yongjun Liu and Yin Liu together have the ultimate control of the Company.

The Acting-in-Concert Agreement that establishes the common control between Meihua International and Kang Fu is treated as though it was effective for all periods presented as during the years presented in these financial statements, the control of the entities has never changed (always under the control of Yongjun Liu and Yin Liu who are a couple). Accordingly, the combination has been treated as a corporate restructuring (reorganization) of entities under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time and in accordance with ASC 805-50-45-5, the entities under common control are presented on a combined basis for all periods to which such entities were under common control. Since all of the subsidiaries were under common control for the entirety of the years ended December 31, 2020, the results of these subsidiaries are included in the financial statements for all periods.

After the restructuring, Meihua holds 100% ownership of Kang Fu and has 80,000,000 ordinary shares and 20,000,000 preferred shares authorized, 18,575,000 ordinary shares and nil preferred share issued and outstanding.

The discussion and presentation of financial statements herein assumes the completion of the restructuring, which is accounted for retroactively as if it occurred on January 1, 2020, and the equity has been restated to reflect the change as well.

On December 22, 2020, the Company issued a total of 1,425,000 ordinary shares to three BVI companies with total consideration of $1,616,971 in a private offering.